UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Waterstone Capital Management, L.P.

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


 /s/ Martin Kalish            Plymouth, Minnesota             August 14, 2012
--------------------       --------------------------      ---------------------
     [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $1,486,717
                                           (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number      Name




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.     Form 13F File Number      Name
---     --------------------      ----
1.      028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.      028-13704                 Waterstone Market Neutral MAC 51 Ltd.

3.      028-14301                 Waterstone Offshore ER Fund, Ltd.

4.      028-14300                 Watersone MF Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
--------------                ----------------  --------- -------- --------------------- ---------- -------  -----------------------
                                                            VALUE    SHS OR     SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DISCRETION   MGRS      SOLE     SHARED NONE
--------------                ----------------  --------- -------- -----------  --- ---- ---------- -------  ----------- ------ ----
ADVANCED MICRO DEVICES INC    NOTE  6.000% 5/0  007903AL1 125,384  123,169,000  PRN       DEFINED   1,2,3,4  123,169,000
AIR LEASE CORP                CL A              00912X302  39,574    2,040,932  SH        DEFINED   1,2,3,4    2,040,932
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ    G05384113  37,721      682,737  SH        DEFINED   1,2,3,4      682,737
BEST BUY INC                  COM               086516101  47,338    2,258,480  SH        DEFINED   1,2,3,4    2,258,480
BOSTON SCIENTIFIC CORP        COM               101137107  15,026    2,650,000  SH        DEFINED   1,2,3,4    2,650,000
CHESAPEAKE ENERGY CORP        NOTE  2.500% 5/1  165167CA3  98,162  116,051,000  PRN       DEFINED   1,2,3,4  116,051,000
CIENA CORP                    COM NEW           171779309   3,206      195,840  SH        DEFINED   1,2,3,4      195,840
CLEARWIRE CORP NEW            CL A              18538Q105   1,578    1,409,300  SH        DEFINED   1,2,3,4    1,409,300
CUMULUS MEDIA INC             CL A              231082108   5,713    1,897,933  SH        DEFINED   1,2,3,4    1,897,933
DELPHI AUTOMOTIVE PLC         SHS               G27823106   4,512      176,939  SH        DEFINED   1,2,3,4      176,939
DENDREON CORP                 NOTE  2.875% 1/1  24823QAC1  12,641   18,000,000  PRN       DEFINED   1,2,3,4   18,000,000
DEVON ENERGY CORP NEW         COM               25179M103  17,941      309,382  SH        DEFINED   1,2,3,4      309,382
DORAL FINL CORP               COM NEW           25811P886   3,924    2,615,835  SH        DEFINED   1,2,3,4    2,615,835
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140   7,876      251,695  SH        DEFINED   1,2,3,4      251,695
EXTERRAN HLDGS INC            NOTE  4.250% 6/1  30225XAA1  52,099   53,780,000  PRN       DEFINED   1,2,3,4   53,780,000
F N B UNITED CORP             COM NEW           302519202  13,662    1,051,764  SH        DEFINED   1,2,3,4    1,051,764
FREEPORT-MCMORAN COPPER & GO  COM               35671D857  10,221      300,000      CALL  DEFINED   1,2,3,4      300,000
GENERAL MTRS CO               COM               37045V100  29,372    1,489,440  SH        DEFINED   1,2,3,4    1,489,440
GENWORTH FINL INC             COM CL A          37247D106   2,689      475,000      PUT   DEFINED   1,2,3,4      475,000
HANOVER COMPRESSOR CO         NOTE  4.750% 1/1  410768AE5   6,017    6,165,000  PRN       DEFINED   1,2,3,4    6,165,000
HOLOGIC INC                   DEBT  2.000% 3/0  436440AC5  22,622   24,370,000  PRN       DEFINED   1,2,3,4   24,370,000
JOHNSON & JOHNSON             COM               478160104  52,408      775,725  SH        DEFINED   1,2,3,4      775,725
LEAP WIRELESS INTL INC        COM NEW           521863308   1,286      200,000  SH        DEFINED   1,2,3,4      200,000
LINCARE HLDGS INC             NOTE  2.750%11/0  532791AF7  56,798   40,800,000  PRN       DEFINED   1,2,3,4   40,800,000
LUCENT TECHNOLOGIES INC       DBCV  2.875% 6/1  549463AH0  76,694   77,704,000  PRN       DEFINED   1,2,3,4   77,704,000
MEDICIS PHARMACEUTICAL CORP   CL A NEW          584690309  10,245      300,000  SH        DEFINED   1,2,3,4      300,000
MICROCHIP TECHNOLOGY INC      SDCV  2.125%12/1  595017AB0 136,404  109,199,000  PRN       DEFINED   1,2,3,4  109,199,000
MICRON TECHNOLOGY INC         COM               595112103   3,514      556,831  SH        DEFINED   1,2,3,4      556,831
NATUS MEDICAL INC DEL         COM               639050103   2,998      258,000  SH        DEFINED   1,2,3,4      258,000
NETAPP INC                    NOTE  1.750% 6/0  64110DAB0  87,192   75,961,000  PRN       DEFINED   1,2,3,4   75,961,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999   64944P307  52,752    1,114,472  SH        DEFINED   1,2,3,4    1,114,472
NOVELLUS SYS INC              NOTE  2.625% 5/1  670008AD3  43,292   35,010,000  PRN       DEFINED   1,2,3,4   35,010,000
OLD REP INTL CORP             COM               680223104   5,944      717,066  SH        DEFINED   1,2,3,4      717,066
POTASH CORP SASK INC          COM               73755L107   5,487      125,600      CALL  DEFINED   1,2,3,4      125,600
PRICELINE COM INC             COM NEW           741503403  12,936       19,466  SH        DEFINED   1,2,3,4       19,466
SPDR SERIES TRUST             S&P OILGAS EXP    78464A730  37,800      750,000  SH        DEFINED   1,2,3,4      750,000
STATE BK FINL CORP            COM               856190103  32,509    2,144,401  SH        DEFINED   1,2,3,4    2,144,401
THORATEC CORP                 COM NEW           885175307   5,705      169,900  SH        DEFINED   1,2,3,4      169,900
TORNIER N V                   SHS               N87237108   4,455      198,724  SH        DEFINED   1,2,3,4      198,724
TWO HBRS INVT CORP            *W EXP 11/07/201  90187B119     193      899,706  SH        DEFINED   1,2,3,4      899,706
UNITED CMNTY BKS BLAIRSVLE G  COM               90984P303  17,785    2,075,285  SH        DEFINED   1,2,3,4    2,075,285
VERISIGN INC                  SDCV  3.250% 8/1  92343EAD4 186,082  131,891,000  PRN       DEFINED   1,2,3,4  131,891,000
VISTEON CORP                  COM NEW           92839U206   2,420       64,524  SH        DEFINED   1,2,3,4       64,524
VOLCANO CORPORATION           COM               928645100   5,014      175,000  SH        DEFINED   1,2,3,4      175,000
XILINX INC                    SDCV  3.125% 3/1  983919AD3  80,043   66,966,000  PRN       DEFINED   1,2,3,4   66,966,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115   9,483    3,315,631  SH        DEFINED   1,2,3,4    3,315,631




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